Equity Awards - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 07, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, Beginning Balance		6,318	4,922
Options Outstanding, Granted		806	2,249
Options Outstanding, Exercised		(769)	(431)
Options Outstanding, Cancelled/forfeited		(363)	(422)
Options Outstanding, Ending Balance		5,992	6,318	4,922
Weighted- Average Exercise Price, Beginning Balance		$ 5.65	$ 2.87
Weighted- Average Exercise Price, Granted	$ 13.84	15.82	10.88
Weighted- Average Exercise Price, Exercised		1.31	0.96
Weighted- Average Exercise Price, Cancelled/forfeited		7.45	5.96
Weighted- Average Exercise Price, Ending Balance		$ 7.47	$ 5.65	$ 2.87
Aggregate Intrinsic value, Exercised			$ 4,125	$ 6,800	$ 300
Aggregate Intrinsic value, Options outstanding, Beginning balance			$ 51,752	$ 44,335